Income Tax Expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax Expense
14	INCOME TAX EXPENSE

Income tax charged to profit or loss was as follows:

	2018	2017	2016
	RMB million	RMB million	RMB million
Income tax	1,220	1,962	1,396
Deferred taxation (note 38)	(294)	(162)	146

	926	1,800	1,542

Pursuant to the “Notice of the Ministry of Finance, the State Administration of Taxation and the General Administration of Customs on Issues Concerning Relevant Tax Policies for Enhancing the Implementation of Western Region Development Strategy” (Cai Shui [2011] No.58), and other series of tax regulations, enterprises located in the western regions and engaged in the industrial activities as listed in the “Catalogue of Encouraged Industries in Western Regions”, will be entitled to a reduced corporate income tax rate of 15% from 2011 to 2020 upon approval from the tax authorities. CEA Yunnan, a subsidiary of the Company, obtained approval from the tax authorities and has been entitled to a reduced corporate income tax rate of 15% from January 1, 2011. The Company’s Sichuan branch, Gansu branch and Xibei branch also obtained approvals from the respective tax authorities and are entitled to a reduced corporate income tax rate of 15%. The subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax rate of 16.5% (2017:16.5%). Eastern E-commerce, a subsidiary of the Company, qualifying for High and New Technology Enterprise (HNTE) status pursuant to the “Administrative measures for the determination of high and new technology enterprises” (Guokehuofa [2016] No.32), has been entitled to a reduced corporate income tax rate of 15% from January 1, 2018 (2017:25%) as approved by the tax authorities.

The Company and its subsidiaries, except for CEA Yunnan, Eastern E-commerce, Sichuan branch, Gansu branch, Xibei branch and those incorporated in Hong Kong, are generally subject to the PRC standard corporate income tax rate of 25% (2017: 25%).

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, is as follows:

	2018	2017	2016
	RMB million	RMB million	RMB million
Profit before income tax	3,856	8,610	6,497

Tax calculated at the tax rate of 25% (2017: 25%, 2016:25%)	964	2,152	1,624
Lower tax rates enacted by local authority	(93)	(87)	(102)
Share of results of associates and joint ventures	(51)	(63)	(37)
Income not subject to tax	(9)	(13)	(10)
Expenses not deductible for tax	88	38	117
Utilization of previously unrecognized tax losses	(60)	(253)	(51)
Unrecognized tax losses for the year	28	48	13
Utilization of previously unrecognized deductible temporary differences	(1)	(5)	(10)
Unrecognized deductible temporary differences	23	2	6
Adjustments in respect of current tax of previous periods	61	(8)	—
Super deduction of research and development costs	(24)	(11)	(8)

Tax charge	926	1,800	1,542

Effective tax rate	24.01%	20.91%	23.73%

The Group operates international flights to overseas destinations. There was no material overseas taxation for the years ended December 31, 2018, 2017 and 2016, as there are tax treaties between the PRC and the corresponding jurisdictions (including Hong Kong) relating to the aviation business.